Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Outstanding Derivatives Entered Into Hedge Inventory or Fixed Price Purchase Commitments
At December 31, 2018, we had the following outstanding derivative commodity contracts that were entered into to economically hedge inventory or fixed price purchase commitments.

	Sell (Short) Contracts	Buy (Long) Contracts
Designated as hedges under accounting rules:
Crude oil futures:
Contract volumes (1,000 bbls)	56	—
Weighted average contract price per bbl	$53.11	—
Not qualifying or not designated as hedges under accounting rules:
Crude oil futures:
Contract volumes (1,000 bbls)	293	234
Weighted average contract price per bbl	$49.85	$49.37
Natural gas swaps:
Contract volumes (10,000 MMBTU)	502	—
Weighted average price differential per MMBTU	$0.62	—
Natural gas futures:
Contract volumes (10,000 MMBTU)	137	590
Weighted average contract price per MMBTU	$3.53	$2.91
Diesel futures:
Contract volumes (1,000 bbls)	2	2
Weighted average contract price per bbl	$1.89	$1.85
NYM RBOB Gas futures:
Contract volumes (42,000 gallons)	2	1
Weighted average contract price per gallon	$1.35	$1.29
Fuel oil futures:
Contract volumes (1,000 bbls)	382	40
Weighted average contract price per bbl	$51.41	$49.94
Crude oil options:
Contract volumes (1,000 bbls)	26	—
Weighted average premium received	$2.66	$—

Schedule of Accounting Treatment And Classification of Derivative Instruments
The following table summarizes the accounting treatment and classification of our derivative instruments on our Consolidated Financial Statements.

Derivative Instrument	Hedged Risk	Impact of Unrealized Gains and Losses
		Consolidated Balance Sheets	Consolidated Statements of Operations
Designated as hedges under accounting guidance:
Crude oil futures contracts (fair value hedge)	Volatility in crude oil prices - effect on market value of inventory	Derivative is recorded in Other current assets (offset against margin deposits) and offsetting change in fair value of inventory is recorded in Inventories
Excess, if any, over effective portion of hedge is recorded in Onshore facilities and transportation costs - product costs
Effective portion is offset in cost of sales against change in value of inventory being hedged

Not qualifying or not designated as hedges under accounting guidance:
Commodity hedges consisting of crude oil, heating oil and natural gas futures, forward contracts, swaps and call options	Volatility in crude oil, natural gas and petroleum products prices - effect on market value of inventory or purchase commitments	Derivative is recorded in Other current assets (offset against margin deposits) or Accrued liabilities	Entire amount of change in fair value of derivative is recorded in Onshore facilities and transportation costs - product costs and Sodium minerals and sulfur services - operating costs
Preferred Distribution Rate Reset Election	This instrument is not related to a risk, but is rather part of a host contract with the issuance of our Preferred Units	Derivative is recorded in Other long-term liabilities	Entire amount of change in fair value of derivative is recorded in Other income (expense)

Schedule of Fair Value of Derivative Assets And Liabilities
The following tables reflect the estimated fair value gain (loss) position of our derivatives at December 31, 2018 and 2017:
Fair Value of Derivative Assets and Liabilities

		Fair Value
	Consolidated Balance Sheets Location	December 31, 2018	December 31, 2017
Asset Derivatives:
Commodity derivatives—futures and call options (undesignated hedges):
Gross amount of recognized assets	Current Assets - Other	$3,431	$505
Gross amount offset in the Consolidated Balance Sheets	Current Assets - Other	(1,361)	(505)
Net amount of assets presented in the Consolidated Balance Sheets		$2,070	$—
Natural Gas Swap (undesignated hedge)	Current Assets - Other	1,274	—
Commodity derivatives—futures and call options (designated hedges):
Gross amount of recognized assets	Current Assets - Other	$469	$54
Gross amount offset in the Consolidated Balance Sheets	Current Assets - Other	(44)	(54)
Net amount of assets presented in the Consolidated Balance Sheets		$425	$—
Liability Derivatives:
Preferred Distribution Rate Reset Election (2)	Other Long-Term Liabilities (2)	$(40,840)	$(45,209)
Natural Gas Swap (undesignated hedge)	Current Liabilities - Accrued Liabilities	(125)	—
Commodity derivatives—futures and call options (undesignated hedges):
Gross amount of recognized liabilities	Current Assets - Other (1)	$(1,361)	$(1,203)
Gross amount offset in the Consolidated Balance Sheets	Current Assets - Other (1)	1,361	1,203
Net amount of liabilities presented in the Consolidated Balance Sheets		$—	$—
Commodity derivatives—futures and call options (designated hedges):
Gross amount of recognized liabilities	Current Assets - Other (1)	$(44)	$(863)
Gross amount offset in the Consolidated Balance Sheets	Current Assets - Other (1)	44	338
Net amount of liabilities presented in the Consolidated Balance Sheets		$—	$(525)

(1)	These derivative liabilities have been funded with margin deposits recorded in our Consolidated Balance Sheets under Current Assets - Other.
(2)
Refer to Note 12 and Note 20 for additional discussion surrounding the Preferred Distribution Rate Reset Election derivative.

Schedule of Effect on Consolidated Statements of Operations And Other Comprehensive Income (Loss)
Effect on Operating Results

		Amount of Gain (Loss) Recognized in Income
		Year Ended December 31,
	Consolidated Statements of Operations Location	2018	2017	2016
Commodity derivatives—futures and call options:
Contracts designated as hedges under accounting guidance	Onshore facilities and transportation product costs	$(544)	$5,116	$(13,195)
Contracts not considered hedges under accounting guidance	Onshore facilities and transportation product costs, sodium minerals and sulfur services operating costs	3,914	(1,314)	(5,847)
Total commodity derivatives		$3,370	$3,802	$(19,042)

Natural Gas Swap	Sodium minerals and sulfur services operating costs	1,906	$—	$—

Preferred Distribution Rate Reset Election (Note 20)	Other Income (Expense)	$8,360	$(10,472)	$—